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                              MONETTA FUND, INC.
                         1776-A South Naperville Road
                            Wheaton, Illinois 60187
                                 630 462-9800

                               February 3, 1997

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1005

                              Monetta Fund, Inc.
                         1933 Act Registration 33-1398

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Monetta Fund, Inc. (the "Fund") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission electronically on February 3, 1997.


                                        Very truly yours,

                                        MONETTA FUND, INC.